DIVIDEND (Details Narrative) - HKD ($)	Dec. 31, 2025	Dec. 31, 2024	Oct. 03, 2023
Dividend
Dividends declared	$ 0	$ 0	$ 1,581,900
Dividends price per share			$ 0.31